Accrued Expenses and Other Liabilitites (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Payroll	$ 15,264	$ 18,889
Accrued interest	40,903	32,555
Accrued voyage expenses	3,643	4,843
Accrued running costs	42,212	23,812
Provision for estimated losses on vessels under time charter	1,604	2,631
Audit fees and related services	292	364
Accrued taxes	6,268	5,376
Professional fees	1,251	2,236
Other accrued expenses	12,215	4,153
Total accrued expenses	$ 123,652	$ 94,859